SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening Balance	$ 563,131	$ 6,776,116	$ 6,776,116	$ 7,596,990
Additions (Acquisitions)	111,151	79,455	1,420,885
Additions			222,680	77,797
Disposals			(1,163)
Translation			(42,232)	(258,186)
Depreciation	(25,038)	(325,470)	(705,651)	(640,485)
Impairment			(7,107,504)
Closing Balance	203,934		563,131	6,776,116
Property, plant and equipment	25,038	325,470	705,651	640,485
Land [member]
IfrsStatementLineItems [Line Items]
Opening Balance		1,486,718	1,486,718	1,486,718
Additions (Acquisitions)
Additions
Disposals
Translation
Depreciation
Impairment			(1,486,718)
Closing Balance				1,486,718
Property, plant and equipment
Buildings [member]
IfrsStatementLineItems [Line Items]
Opening Balance		3,412,156	3,412,156	3,950,627
Additions (Acquisitions)			147,296
Additions
Disposals
Translation			(7,164)	(215,291)
Depreciation			(300,228)	(323,180)
Impairment			(3,252,060)
Closing Balance				3,412,156
Property, plant and equipment			300,228	323,180
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Opening Balance	2,153	1,490,813	1,490,813	1,655,128
Additions (Acquisitions)			798,702
Additions			76,873
Disposals
Translation			(460)	9,777
Depreciation			(229,121)	(174,092)
Impairment			(2,134,654)
Closing Balance			2,153	1,490,813
Property, plant and equipment			229,121	174,092
Machinery [member]
IfrsStatementLineItems [Line Items]
Opening Balance		49,642	49,642	84,685
Additions (Acquisitions)
Additions			11,195	9,981
Disposals
Translation				(37,427)
Depreciation			(5,147)	(7,597)
Impairment			(55,690)
Closing Balance				49,642
Property, plant and equipment			5,147	7,597
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	152,837	207,488	207,488	189,373
Additions (Acquisitions)			16,083
Additions			92,849	65,127
Disposals
Translation			150	(6,558)
Depreciation			(54,997)	(53,570)
Impairment			(108,736)
Closing Balance			152,837	207,488
Property, plant and equipment			54,997	53,570
Vehicles [member]
IfrsStatementLineItems [Line Items]
Opening Balance	51,842	38,516	38,516	93,325
Additions (Acquisitions)			66,244
Additions
Disposals			(1,163)
Translation			(541)	(21,803)
Depreciation			(38,406)	(33,006)
Impairment			(12,808)
Closing Balance			51,842	38,516
Property, plant and equipment			38,406	33,006
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	62,038	6,759	6,759	10,435
Additions (Acquisitions)			50,955
Additions			22,496	2,688
Disposals
Translation
Depreciation			(10,197)	(6,364)
Impairment			(7,975)
Closing Balance			62,038	6,759
Property, plant and equipment			10,197	6,364
Information technology equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	24,716	25,516	25,516	32,989
Additions (Acquisitions)			24,721
Additions
Disposals
Translation			3,588
Depreciation			(25,520)	(7,473)
Impairment			(3,589)
Closing Balance			24,716	25,516
Property, plant and equipment			25,520	7,473
Computer software [member]
IfrsStatementLineItems [Line Items]
Opening Balance	38,881
Additions (Acquisitions)			47,071
Additions			3,907
Disposals
Translation			(1,772)
Depreciation			(10,325)
Impairment
Closing Balance			38,881
Property, plant and equipment			10,325
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Opening Balance	16,594
Additions (Acquisitions)			16,594
Additions
Translation
Depreciation
Impairment
Closing Balance			16,594
Property, plant and equipment
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Opening Balance	$ 214,070	$ 58,508	58,508	93,710
Additions (Acquisitions)			253,219
Additions			15,360
Disposals
Translation			(36,033)
Depreciation			(31,710)	(35,202)
Impairment			(45,274)
Closing Balance			214,070	58,508
Property, plant and equipment			$ 31,710	$ 35,202